Flowthrough Share Premium Liability	12 Months Ended
Dec. 31, 2023
Disclosure Of Flowthrough Share Premium Liability [Abstract]
Flow-through share premium liability [Text Block]

Note 12: Flow-through share premium liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date. Tax deductions generated by eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

In March 2023, the Company completed an equity financing by raising $8,750 through the issuance of 6,076,500 flow-through subscription receipts.

The flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability were as follows:

	Expenditures	Flow through premium liability
Balance at December 31, 2020	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$3,124
Flow-through eligible expenditures	(7,290)	(3,124)
Balance at December 31, 2022	$-	$-
Flow-through funds raised	8,750	3,889
Flow-through eligible expenditures	(7,527)	(3,345)
Balance at December 31, 2023	$1,223	$544